Principal Funds, Inc.
Supplement dated June 14, 2019
to the Statement of Additional Information dated March 1, 2019
(as supplemented on March 18, 2019, March 29, 2019, April 12, 2019, April 29, 2019, May 7, 2019 and May 31, 2019)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
The proposed merger of the LargeCap Growth Fund into the LargeCap Growth Fund I, if approved by shareholders, is expected to occur on October 11, 2019. On the merger date, delete all references to the LargeCap Growth Fund from the SAI.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
In the Interested Directors section, delete the paragraph for Timothy M. Dunbar, and replace with the following:
Timothy M. Dunbar. Mr. Dunbar has served as Chair and Director of PFI and PVC and as Chair and Trustee of the Trust since 2019. Mr. Dunbar serves as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also serves on numerous boards of directors of Principal® subsidiaries, including PGI and Post. He has served in various other positions since joining Principal® in 1986. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.
In the Management Information section, in the Independent Directors’ table, delete the rows for Tao Huang and Mary M. (“Meg”) VanDeWeghe, and replace with the following:

Tao Huang 711 High Street Des Moines, IA 50392 1962	Director (since 2012) Member 15(c) Committee Member Operations Committee	Retired	131	Armstrong World Industries, Inc. (manufacturing) and Equity Lifestyle Properties, Inc.
Mary M. (“Meg”) VanDeWeghe 711 High Street Des Moines, IA 50392 1959	Director (since 2018) Member Operations Committee	CEO and President, Forte Consulting, Inc. (financial and management consulting)	131	Denbury Resources Inc. and Helmerich & Payne; Formerly: Brown Advisory; B/E Aerospace; WP Carey; Nalco (and its successor Ecolab)

In the Management Information section, in the Interested Directors’ table, delete the rows for Timothy M. Dunbar and Patrick G. Halter, and replace with the following:

Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1970	Chair and Director (since 2019)	Director, PGI (since 2018) President - Principal Global Asset Management, PGI, PLIC, PFSI, and PFG (since 2018) Chair/Executive Vice President, RobustWealth, Inc. (since 2018) Director, Post (since 2018) Executive Vice President/Chief Investment Officer, PLIC, PFSI, and PFG (2014-2018)	131	None
Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director (since 2017)	Chief Executive Officer and President, PGI (since 2018) Chief Operating Officer, PGI (2017-2018) Chair, PGI (since 2018) Director, PGI (2003-2018) Director, Finisterre (since 2018) Director, Origin (since 2018) Chair, Post (since 2017) Chief Executive Officer, Principal - REI (since 2005) Chair, Principal - REI (since 2004) Chair, Spectrum (since 2017) Director, CCIP (since 2017)	131	None

In the Management Information section, delete the footnote following the Interested Directors’ table, and replace with the following:
**Abbreviations used:

•	CCIP, LLC (CCIP)

•	Finisterre Capital LLP (Finisterre)

•	Origin Asset Management LLP (Origin)

•	Post Advisory Group, LLC (Post)

•	Principal Financial Group, Inc. (PFG)

•	Principal Financial Services, Inc. (PFSI)

•	Principal Funds Distributor, Inc. (PFD)

•	Principal Global Investors, LLC (PGI)

•	Principal Life Insurance Company (PLIC)

•	Principal Management Corporation (PMC), now PGI

•	Principal Real Estate Investors, LLC (Principal - REI)

•	Principal Securities, Inc. (PSI) formerly Princor Financial Services Corporation

•	Principal Shareholder Services, Inc. (PSS)

•	Spectrum Asset Management, Inc. (Spectrum)
In the Officers of the Fund section, add the following row in alphabetical order:

John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Assistant Counsel and Assistant Secretary (since 2019)	Counsel, PGI (since 2019) Prior thereto, Attorney in Private Practice

PORTFOLIO MANAGER DISCLOSURE
Effective August 31, 2019, in the Sub-Advisor: Origin Asset Management LLP section, delete references to Grace Tolley.

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